ACQUISITIONS AND GOODWILL - Equity Interest acquired (Details) ¥ in Thousands						7 Months Ended	8 Months Ended	12 Months Ended
	Dec. 17, 2021 CNY (¥) item	Apr. 30, 2021 CNY (¥)	Dec. 18, 2020 CNY (¥)	Nov. 17, 2020 CNY (¥)	Jun. 05, 2020 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
ACQUISITIONS AND GOODWILL
Net revenue								¥ 9,325,631	¥ 7,818,681	¥ 5,738,972
Net income								(1,266,118)	(1,191,213)	(669,214)
Cash consideration								1,196,758	3,451,941	1,172,518
Fair value of consideration									5,230,362	1,660,685
Effective settlement of pre-existing relationships upon consolidation									20,000	¥ (31,229)
Beijing 9 Acquisition
ACQUISITIONS AND GOODWILL
Cash consideration			¥ 816,969
Contingent consideration			¥ 463,496
Shanghai 19 Acquisition
ACQUISITIONS AND GOODWILL
Cash consideration				¥ 62,480
Beijing 15 and Beijing 16 Acquisition
ACQUISITIONS AND GOODWILL
Net revenue							¥ 354,281
Net income							¥ (23,663)
Cash consideration		¥ 3,176,354
Gain from purchase price adjustment								¥ 205,000	7,007
Beijing 20, Beijing 21, Beijing 22 and Beijing 23 Acquisition
ACQUISITIONS AND GOODWILL
Percentage of equity interest acquired	90.00%
Cash consideration	¥ 1,303,714
Number of data center projects | item	4
Beijing 10, Beijing 11 and Beijing 12 Acquisition
ACQUISITIONS AND GOODWILL
Net revenue						¥ 281,926
Net income						¥ 14,083
Fair value of consideration					¥ 847,586
Contingent consideration					¥ 130,720
Other Business Combinations
ACQUISITIONS AND GOODWILL
Cash consideration									¥ 768,107